Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accounts and Transactions with Related Parties

	2018	2017
Account receivable -
Panama Air Cargo Terminal	$102	$254
Banco General, S.A.	102	12
Petroleos Delta, S.A.	10	19
Editora del Caribe, S.A.	8	32
Lubricantes Delta, S.A.	1	—
Assa Compañía de Seguros, S.A.	—	1

	$223	$318

Account payable -
Petróleos Delta, S.A.	$12,150	$10,371
Assa Compañía de Seguros, S.A.	2,224	1,431
Desarrollos Inmobiliarios del Este, S.A.	811	650
Banco General, S.A.	135	—
Panama Air Cargo Terminal	53	200
Galindo, Arias & López	43	31
Motta International, S.A.	48	81
Cable Onda, S.A.	—	112
Global Brands, S.A.	—	4

	$15,464	$12,880

Summary of Related Party Transactions

Transactions with related parties for the year ended December 31 are as follows:

Related party	Transaction	Amount of transaction 2018	Amount of transaction 2017	Amount of transaction 2016
Petróleos Delta, S.A.	Purchase of jet fuel	398,733	290,172	229,899
ASSA Compañía de Seguros, S.A.	Insurance	9,735	8,527	7,128
Panama Air Cargo Terminal	Handling	5,849	4,869	—
Profuturo Administradora de Fondos
de Pensión y Cesantía	Payments	4,716	2,386	3,238
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,838	3,625	3,795
Motta International	Purchase	1,585	1,632	1,646
Cable Onda, S.A.	Communications	1,687	1,448	1,625
Galindo, Arias & López	Legal services	490	373	341
GBM International, Inc.	Technological support	231	273	272
Global Brands, S.A.	Purchase	55	79	67
Lubricantes Delta, S.A.	Fuel accesories	—	—	63
Editora del Caribe, S.A.	Advertising	—	4	(162)
Banco General, S.A.	Interest income	$(3,781)	$(2,986)	$(1,284)

Summary of Key Management Personnel Compensation

Key management personnel compensation is as follows:

	2018	2017	2016
Short-term employee benefits	$6,104	$5,133	$3,763
Post-employment pension	117	99	72
Share-based payments	5,092	5,524	5,799

	$11,313	$10,756	$9,634